Other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Categories of non-current financial assets [abstract]
Schedule of Other Noncurrent Financial Assets
The following table provides a breakdown for other non-current financial assets:

	At December 31,
(€ thousands)	2024	2023
Guarantee deposits	34,021	28,362
Lease receivables from sublease	1,585	1,115
Other	5,880	4,421
Total other non-current financial assets	41,486	33,898